Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 95,615,340
Previously Paid Amount	0.00
Total Fee Amount	13,204.48
Total Offset Amount	0.00
Net Fee	13,204.48
Narrative - Max Aggregate Offering Price	$ 95,615,340
Final Prospectus	true